Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	SSR MINING INC.
Entity Central Index Key	0000921638
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	119,842,112
Entity Current Reporting Status	Yes